Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Previously Reported [Member] Preferred Stock [Member]	Previously Reported [Member] Common Stock [Member]	Previously Reported [Member] Additional Paid-in Capital [Member]	Previously Reported [Member] Retained Earnings [Member]	Previously Reported [Member] AOCI Attributable to Parent [Member]	Previously Reported [Member]	Effect of Retroactive Application of Recapitalization [Member] Preferred Stock [Member]	Effect of Retroactive Application of Recapitalization [Member] Common Stock [Member]	Effect of Retroactive Application of Recapitalization [Member] Additional Paid-in Capital [Member]	Effect of Retroactive Application of Recapitalization [Member] Retained Earnings [Member]	Effect of Retroactive Application of Recapitalization [Member] AOCI Attributable to Parent [Member]	Effect of Retroactive Application of Recapitalization [Member]	Restricted Stock Units (RSUs) [Member] Preferred Stock [Member]	Restricted Stock Units (RSUs) [Member] Common Stock [Member]	Restricted Stock Units (RSUs) [Member] Additional Paid-in Capital [Member]	Restricted Stock Units (RSUs) [Member] Retained Earnings [Member]	Restricted Stock Units (RSUs) [Member] AOCI Attributable to Parent [Member]	Restricted Stock Units (RSUs) [Member]	Restricted Stock [Member] Preferred Stock [Member]	Restricted Stock [Member] Common Stock [Member]	Restricted Stock [Member] Additional Paid-in Capital [Member]	Restricted Stock [Member] Retained Earnings [Member]	Restricted Stock [Member] AOCI Attributable to Parent [Member]	Restricted Stock [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance (in shares) at Dec. 31, 2020	145,130,628	30,521,693					(145,130,628)	(12,526,339)																	0	17,995,354
Balance at Dec. 31, 2020	$ 158,707	$ 31	$ 6,750	$ (115,808)	$ 3	$ (109,024)	$ (158,707)	$ (29)	$ 158,736	$ 0	$ 0	$ 158,707													$ 0	$ 2	$ 165,486	$ (115,808)	$ 3	$ 49,683
Exercise of common stock options (in shares)																									0	56,238
Exercise of stock options																									$ 0	$ 0	98	0	0	98
Stock-based compensation																									0	0	1,143	0	0	1,143
Net loss																									0	0	0	(28,916)	0	(28,916)
Other comprehensive loss																									$ 0	$ 0	0	0	(7)	(7)
Balance (in shares) at Dec. 31, 2021	145,130,628	31,070,665					(145,130,628)	(13,019,073)																	0	18,051,592
Balance at Dec. 31, 2021	$ 158,707	$ 31	7,991	(144,724)	(4)	(136,706)	$ (158,707)	$ (29)	158,736	0	0	158,707													$ 0	$ 2	166,727	(144,724)	(4)	22,001
Exercise of common stock options (in shares)																									0	33,276
Exercise of stock options																									$ 0	$ 0	50	0	0	50
Stock-based compensation																									0	0	421	0	0	421
Net loss																									0	0	0	(9,042)	0	(9,042)
Other comprehensive loss																									$ 0	$ 0	0	0	2	2
Balance (in shares) at Mar. 31, 2022																									0	18,084,868
Balance at Mar. 31, 2022																									$ 0	$ 2	167,198	(153,766)	(2)	13,432
Balance (in shares) at Dec. 31, 2021	145,130,628	31,070,665					(145,130,628)	(13,019,073)																	0	18,051,592
Balance at Dec. 31, 2021	$ 158,707	$ 31	$ 7,991	$ (144,724)	$ (4)	$ (136,706)	$ (158,707)	$ (29)	$ 158,736	$ 0	$ 0	$ 158,707													$ 0	$ 2	166,727	(144,724)	(4)	22,001
Merger and private offering, net of transaction costs of $9,232 (in shares)																									0	3,143,464
Merger and private offering, net of transaction costs of $9,232																									$ 0	$ 0	8,468	0	0	8,468
Shares issued in private offering (in shares)																									0	1,266,684
Private offering, net of transaction costs of $659																									$ 0	$ 0	5,410	0	0	$ 5,410
Vesting of restricted stock awards (in shares)														80,668					0	23,518
Vesting of restricted stock awards														$ 0	$ 326			$ 326	$ 0	$ 0	$ 242	$ 0	$ 0	$ 242
Exercise of common stock options (in shares)																									0	75,550				75,550
Exercise of stock options																									$ 0	$ 0	110	0	0	$ 110
Exercise of Legacy Apexigen common stock warrant (in shares)																									0	4,539
Exercise of common stock warrant																									$ 0	$ 0	0	0	0	0
Reclassification of preferred stock warrant																									0	0	2	0	0	2
Stock-based compensation																									0	0	1,883	0	0	1,883
Net loss																									0	0	0	(32,069)	0	(32,069)
Other comprehensive loss																									$ 0	$ 0	0	0	4	4
Balance (in shares) at Dec. 31, 2022																									0	22,646,015
Balance at Dec. 31, 2022																									$ 0	$ 2	183,168	$ (176,793)	0	6,377
Shares issued in private offering (in shares)																										1,995,708
Private offering, net of transaction costs of $659																										$ 0	2,132		0	$ 2,132
Vesting of restricted stock awards (in shares)														10,823
Vesting of restricted stock awards														$ 0	$ 170		$ 0	$ 170
Exercise of common stock options (in shares)																														0
Stock-based compensation																										0	487		0	$ 487
Net loss																										0	0		0	(6,053)
Other comprehensive loss																										$ 0	0		0	0
Balance (in shares) at Mar. 31, 2023																										24,652,546
Balance at Mar. 31, 2023																										$ 2	$ 185,957		$ 0	$ 3,113